Inventories and other assets - Disclosure of detailed information about Inventories and other assets (Details) - CAD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Current
Ore in stockpiles	$ 8,426	$ 0
Supplies	1,599	1,656
Total current inventories	10,025	1,656
Prepaid expenses and deposits	6,244	3,516
Total current other assets	6,244	3,516
Non-current assets
Ore in stockpiles	17,279	0
Sales taxes	6,775	0
Reclamation deposits	599	5,361
Deferred financing fees	1,167	1,579
Total non-current other assets	$ 25,820	$ 6,940